TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details Narrative) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 $ / shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 $ / shares	Dec. 31, 2024 EUR (€)
Trade Payables And Other Current Liabilities
Warrant price | $ / shares			$ 0.81		$ 0.58
Fair value of warrant liabilities				€ 4,400		€ 3,700
Change in fair value of the warrants	€ 700	€ 3,300